Other financial assets	12 Months Ended
Dec. 31, 2019
Other financial assets
Other financial assets

15 Other financial assets

	Debt securities
	Central and local government			Other		Equity	Other
	UK	US	Other	debt	Total	shares	loans	Total
2019	£m	£m	£m	£m	£m	£m	£m	£m
Mandatory fair value through profit or loss	—	—	—	305	305	45	365	715
Fair value through other comprehensive income	18,437	13,981	8,786	7,130	48,334	949	—	49,283
Amortised cost	5,411	242	120	5,681	11,454	—	—	11,454
Total	23,848	14,223	8,906	13,116	60,093	994	365	61,452

2018
Mandatory fair value through profit or loss	—	—	—	669	669	65	904	1,638
Fair value through other comprehensive income	17,192	11,767	11,329	5,306	45,594	483	—	46,077
Amortised cost	6,928	264	120	4,458	11,770	—	—	11,770
Total	24,120	12,031	11,449	10,433	58,033	548	904	59,485

On 16 June 2019, Alawwal bank and SABB were legally combined as part of a statutory merger. Alawwal bank’s assets and liabilities were absorbed by SABB. The transaction was executed through a share swap, with Alawwal bank’s shareholders receiving SABB shares for each Alawwal bank share. £595 million of the 2019 balance pertains to the transfer of ownership from Alawwal bank to SABB.

Dividends on FVOCI equity shares during the year included approximately £15 million in relation to the equity holding in SABB and certain other dividends which were not individually significant. There were no material dividends received in relation to equity shares disposed during the year.